UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10331

Name of Fund: BlackRock California Municipal Income Trust (BFZ)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock California

            Municipal Income Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 07/31/2016

Date of reporting period: 10/31/2015

Item 1 – Schedule of Investments

Schedule of Investments October 31, 2015 (Unaudited)	BlackRock California Municipal Income Trust (BFZ) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
California — 93.8%
Corporate — 0.7%
City of Chula Vista California, Refunding RB, San Diego Gas & Electric:
Series A, 5.88%, 2/15/34	$685	$784,277
Series D, 5.88%, 1/01/34	2,500	2,862,325

		3,646,602
County/City/Special District/School District — 32.2%
Butte-Glenn Community College District, GO, Election of 2002, Series C, 5.50%, 8/01/30	8,425	9,660,021
California Pollution Control Financing Authority, Refunding RB, Weast Management Inc., Series B, 3.13%, 11/01/40 (a)(b)	4,025	4,014,696
Cerritos Community College District, GO, Election of 2004, Series C, 5.25%, 8/01/19 (c)	3,000	3,476,400
City of San Jose California Hotel Tax, RB, Convention Center Expansion & Renovation Project:
6.13%, 5/01/31	500	595,195
6.50%, 5/01/36	1,210	1,467,101
6.50%, 5/01/42	2,225	2,677,387
County of Kern California, COP, Capital Improvements Projects, Series A (AGC), 6.00%, 8/01/35	2,000	2,289,920
County of Orange California Water District, COP, Refunding, 5.25%, 8/15/34	2,000	2,285,480
County of San Joaquin California Transportation Authority, Refunding RB, Limited Tax, Measure K, Series A:
6.00%, 3/01/36	2,880	3,470,774
5.50%, 3/01/41	5,270	6,156,888
County of Santa Clara California Financing Authority, Refunding LRB, Series L, 5.25%, 5/15/36	20,000	21,786,000
Evergreen Elementary School District, GO, Election of 2006, Series B (AGC), 5.13%, 8/01/33	2,500	2,813,125
Grossmont California Healthcare District, GO, Election of 2006, Series B (c):
6.00%, 7/15/21	3,235	4,065,327
6.13%, 7/15/21	2,000	2,527,060

Municipal Bonds	Par (000)	Value
California (continued)
County/City/Special District/School District (continued)
Long Beach Unified School District California, GO, Refunding, Election of 2008, Series A, 5.75%, 8/01/33	$4,145	$4,842,065
Los Alamitos Unified School District California, GO, School Facilities Improvement District No. 1, 5.50%, 2/01/19 (c)	6,355	7,305,644
Los Angeles California Municipal Improvement Corp., Refunding RB, Real Property, Series B (AGC), 5.50%, 4/01/30	5,065	5,702,633
Modesto Irrigation District, COP, Capital Improvments, Series A, 5.75%, 10/01/29	3,035	3,434,588
Oak Grove School District California, GO, Election of 2008, Series A, 5.50%, 8/01/33	6,000	6,851,820
Oakland Unified School District/Alameda County, GO, Series A, 5.00%, 8/01/40	1,900	2,087,511
Pico Rivera Public Financing Authority, RB, 5.75%, 9/01/39	2,000	2,283,500
Pittsburg Unified School District, GO, Election of 2006, Series B (AGM), 5.50%, 8/01/34	2,000	2,226,040
Sacramento Area Flood Control Agency, Special Assessment Bonds, Consolidated Capital Assessment District, 5.25%, 10/01/32	4,865	5,687,477
San Diego Community College District California, GO, Election of 2002, 5.25%, 8/01/33	1,500	1,712,310
San Diego Regional Building Authority, RB, County Operations Center & Annex, Series A, 5.38%, 2/01/36	5,520	6,195,924
San Jose California Financing Authority, Refunding LRB, Civic Center Project, Series A, 5.00%, 6/01/32	3,375	3,856,916
San Leandro California Unified School District, GO, Election of 2010, Series A, 5.75%, 8/01/41	3,060	3,646,143
Santa Ana Unified School District, GO, Election of 2008, Series A:
5.50%, 8/01/30	6,525	7,281,313
5.13%, 8/01/33	10,000	11,009,200

BLACKROCK CALIFORNIA MUNICIPAL INCOME TRUST	OCTOBER 31, 2015	1

Schedule of Investments (continued)	BlackRock California Municipal Income Trust (BFZ)

Municipal Bonds	Par (000)	Value
California (continued)
County/City/Special District/School District (continued)
Snowline Joint Unified School District, COP, Refunding, Refining Project (AGC), 5.75%, 9/01/38	$2,250	$2,577,938
Torrance Unified School District California, GO, Election of 2008, Measure Z, 6.00%, 8/01/19 (c)	4,000	4,748,840
Tustin California School District, GO, Election of 2008, Series B, 5.25%, 8/01/31	3,445	4,040,744
Union City Community Redevelopment Agency, Community Redevelopment Project , Series A, 5.00%, 10/01/36 (a)	1,000	1,134,250
West Contra Costa California Unified School District, GO, Series A:
Election of 2010 (AGM), 5.25%, 8/01/32	4,945	5,838,413
Election of 2012, 5.50%, 8/01/39	2,500	2,880,775

		162,629,418
Education — 2.1%
California Educational Facilities Authority, Refunding RB, San Francisco University, 6.13%, 10/01/36	6,280	7,655,571
California Municipal Finance Authority, RB, Emerson College, 5.75%, 1/01/33	2,500	2,873,850

		10,529,421
Health — 12.7%
ABAG Finance Authority for Nonprofit Corps., Refunding RB, Sharp Healthcare, Series B, 6.25%, 8/01/39	4,975	5,778,662
California Health Facilities Financing Authority, RB:
Adventist Health System West, Series A, 5.75%, 9/01/39	6,710	7,658,458
Children’s Hospital, Series A, 5.25%, 11/01/41	8,500	9,474,270
St. Joseph Health System, Series A, 5.75%, 7/01/39	375	426,930
Sutter Health, Series A, 5.25%, 11/15/46	5,195	5,376,773
Sutter Health, Series B, 6.00%, 8/15/42	6,015	7,108,948

Municipal Bonds	Par (000)	Value
California (continued)
Health (continued)
California Health Facilities Financing Authority, Refunding RB, Catholic Healthcare West, Series A:
6.00%, 7/01/34	$4,505	$5,161,739
6.00%, 7/01/39	5,550	6,335,713
California Statewide Communities Development Authority, RB, Kaiser Permanente, Series B, 5.25%, 3/01/45	2,000	2,026,160
California Statewide Communities Development Authority, Refunding RB:
Catholic Healthcare West, Series B, 5.50%, 7/01/30	2,900	3,094,474
Catholic Healthcare West, Series E, 5.50%, 7/01/31	5,065	5,404,659
Trinity Health Credit Group Composite Issue, 5.00%, 12/01/41	4,000	4,420,800
Washington Township Health Care District, GO, Series B, 5.50%, 8/01/38	1,625	1,920,523

		64,188,109
Housing — 0.5%
Orange County Community Facilities District, Special Tax Bonds, Series A, 5.25%, 8/15/45	2,500	2,725,575
State — 10.7%
State of California, GO, Refunding:
4.00%, 12/01/40	2,750	2,806,705
AMT, 4.00%, 12/01/32	3,975	3,977,902
State of California, GO, Various Purposes:
6.00%, 3/01/33	2,000	2,396,900
6.00%, 4/01/38	15,875	18,484,056
State of California Public Works Board, LRB:
Department of Education, Riverside Campus Project, Series B, 6.50%, 4/01/34	9,000	10,637,460
Various Capital Projects, Series I, 5.50%, 11/01/33	4,940	5,953,194
Various Capital Projects, Sub-Series I-1, 6.38%, 11/01/34	5,025	6,045,929

2	BLACKROCK CALIFORNIA MUNICIPAL INCOME TRUST	OCTOBER 31, 2015

Schedule of Investments (continued)	BlackRock California Municipal Income Trust (BFZ)

Municipal Bonds	Par (000)	Value
California (continued)
State (continued)
State of California Public Works Board, RB, Department of Corrections & Rehabilitation, Series F, 5.25%, 9/01/33	$3,335	$3,895,981

		54,198,127
Tobacco — 0.7%
Golden State Tobacco Securitization Corp., Refunding RB, Asset-Backed, Senior, Series A-1, 5.75%, 6/01/47	4,000	3,664,120
Transportation — 11.5%
City & County of San Francisco California Airports Commission, ARB, Series E, 6.00%, 5/01/39	6,750	7,815,420
City of Los Angeles California Department of Airports, Refunding ARB, Los Angeles International Airport, Senior Series A:
5.00%, 5/15/34	6,650	7,490,294
5.00%, 5/15/40	4,760	5,383,560
City of San Jose California, ARB, AMT, Series A (AMBAC), 5.00%, 3/01/37	4,000	4,163,320
City of San Jose California, Refunding ARB, Series A-1, AMT:
5.75%, 3/01/34	3,820	4,422,032
6.25%, 3/01/34	2,650	3,122,442
County of Orange California, ARB, Series B, 5.75%, 7/01/34	8,000	8,627,520
County of Sacramento California, ARB:
PFC/Grant, Sub-Series D, 6.00%, 7/01/35	3,000	3,350,670
Senior Series B, 5.75%, 7/01/39	1,850	2,053,667
Senior Series B, AMT (AGM), 5.25%, 7/01/33	2,055	2,230,250
Los Angeles Harbor Department, RB, Series B, 5.25%, 8/01/34	5,580	6,308,525

Municipal Bonds	Par (000)	Value
California (continued)
Transportation (continued)
Port of Los Angeles California Harbor Department, Refunding RB, Series A, AMT, 5.00%, 8/01/44	$2,795	$3,084,199

		58,051,899
Utilities — 22.7%
Anaheim Public Financing Authority, RB, Electric System Distribution Facilities, Series A, 5.38%, 10/01/36	7,690	9,017,678
City of Chula Vista California, Refunding RB, San Diego Gas & Electric, Series D, 5.88%, 1/01/34	6,555	7,505,016
City of Los Angeles California Department of Water & Power, RB:
Power System, Sub-Series A-1, 5.25%, 7/01/38	9,000	9,893,520
Series A, 5.38%, 7/01/34	3,250	3,635,093
City of Los Angeles California Department of Water & Power, Refunding RB, Series A, 5.25%, 7/01/39	4,000	4,580,080
City of Los Angeles California Wastewater System, Refunding RB, Series A, 5.00%, 6/01/39	2,000	2,229,220
City of Petaluma California Wastewater, Refunding RB, 6.00%, 5/01/36	5,625	6,762,712
City of San Francisco California Public Utilities Commission Water Revenue, RB:
Series A, 5.00%, 11/01/35	10,625	11,991,481
Sub-Series A, 5.00%, 11/01/37	5,000	5,791,200
County of Riverside California Public Financing Authority, RB, Capital Facility Project, 5.25%, 11/01/45	8,990	10,382,012
Cucamonga Valley Water District, Refunding RB, Series A (AGM), 5.25%, 9/01/31	4,320	5,126,285
Dublin-San Ramon Services District, Refunding RB, 6.00%, 8/01/41	2,425	2,887,278
East Bay California Municipal Utility District Water System Revenue, Refunding RB, Series A, 5.00%, 6/01/36	6,745	7,739,280

BLACKROCK CALIFORNIA MUNICIPAL INCOME TRUST	OCTOBER 31, 2015	3

Schedule of Investments (continued)	BlackRock California Municipal Income Trust (BFZ)

Municipal Bonds	Par (000)	Value
California (continued)
Utilities (continued)
El Dorado Irrigation District / El Dorado County Water Agency, Refunding RB, Series A (AGM), 5.25%, 3/01/39	$10,000	$11,497,000
San Diego Public Facilities Financing Authority Sewer, Refunding RB, Senior Series A, 5.25%, 5/15/34	11,020	12,491,060
Vista Joint Powers Financing Authority, Refunding RB, Lease Revenue, 5.00%, 5/01/30	2,500	2,875,075

		114,403,990
Total Municipal Bonds in California		474,037,261

Multi-State — 0.5%
Housing — 0.5%
Centerline Equity Issuer Trust (d)(e):
Series A-4-2, 6.00%, 5/15/19	1,000	1,131,660
Series B-3-2, 6.30%, 5/15/19	1,000	1,140,680
Total Municipal Bonds in Multi-State		2,272,340
Total Municipal Bonds – 94.3%		476,309,601

Municipal Bonds Transferred to Tender Option Bond Trusts (f)
California — 68.3%
County/City/Special District/School District — 26.0%
California Health Facilities Financing Authority, RB, Sutter Health, Series A, 5.00%, 8/15/52	9,695	10,595,742
Los Angeles Community College District California, GO, Election of 2008, Series A:
Election of 2001 (AGM), 5.00%, 8/01/17 (c)	8,000	8,629,040
Series C, 5.25%, 8/01/39 (g)	12,900	14,969,095
Los Angeles Community College District California, GO, Refunding, , 6.00%, 8/01/19 (c)	20,131	23,883,643
Los Angeles Unified School District California, GO, Series I, 5.00%, 1/01/34	5,000	5,633,000

Municipal Bonds Transferred to Tender Option Bond Trusts (f)	Par (000)	Value
California (continued)
County/City/Special District/School District (continued)
Palomar California Community College District, GO, Election of 2006, Series C, 5.00%, 8/01/44	$15,140	$17,270,652
San Diego Community College District California, GO, Election of 2002, 5.25%, 8/01/33	10,484	11,968,394
San Joaquin California Delta Community College District, GO, Election of 2004, Series C, 5.00%, 8/01/39	14,505	16,400,871
San Jose Unified School District Santa Clara County California, GO:
Election of 2002, Series D, 5.00%, 8/01/32	14,625	16,051,641
Series C, 4.00%, 8/01/39	6,100	6,272,264

		131,674,342
Education — 18.1%
California Educational Facilities Authority, RB, University of Southern California, Series B, 5.25%, 10/01/39 (g)	10,395	11,536,579
Grossmont Union High School District, GO, Election of 2004, 5.00%, 8/01/33	13,095	14,227,687
University of California, RB:
Series AM, 5.25%, 5/15/44	5,000	5,780,900
Series O, 5.75%, 5/15/19 (c)	12,300	14,355,740
University of California, Refunding RB:
Series A, 5.00%, 11/01/43	11,791	13,487,012
Series AI, 5.00%, 5/15/38	14,225	16,081,017
Series I, 5.00%, 5/15/40	14,065	16,070,184

		91,539,119
Health — 4.2%
California Statewide Communities Development Authority, RB, Kaiser Permanente, Series A, 5.00%, 4/01/42	18,960	20,960,659
Utilities — 20.0%
City of Los Angeles California Department of Water & Power, RB, Power System, Sub-Series A-1 (AMBAC), 5.00%, 7/01/37	15,998	17,054,424

4	BLACKROCK CALIFORNIA MUNICIPAL INCOME TRUST	OCTOBER 31, 2015

Schedule of Investments (continued)	BlackRock California Municipal Income Trust (BFZ)

Municipal Bonds Transferred to Tender Option Bond Trusts (f)	Par (000)	Value
California (continued)
Utilities (continued)
County of Orange California Sanitation District, COP, Series B (AGM), 5.00%, 2/01/17 (c)	$14,700	$15,549,366
County of Orange California Water District, COP, Refunding, 5.00%, 8/15/39	10,480	11,813,161
Eastern Municipal Water District, COP, Series H, 5.00%, 7/01/33	18,002	19,712,395
Metropolitan Water District of Southern California, RB, Series A, 5.00%, 7/01/37	11,180	11,914,638
San Diego County Water Authority Financing Corp., COP, Refunding, Series A:	1,670	1,854,206
5.00%, 5/01/18 (c)
5.00%, 5/01/33	8,370	9,099,534
San Diego Public Facilities Financing Authority Sewer, Refunding RB, Senior Series A, 5.25%, 5/15/39	12,457	14,121,055

		101,118,779
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 68.3%		345,292,899
Total Long-Term Investments (Cost — $752,817,546) — 162.6%		821,602,500

Short-Term Securities	Shares	Value
BIF California Municipal Money Fund, 0.00% (h)(i)	2,624,506	$2,624,506
Total Short-Term Securities (Cost — $2,624,506) — 0.5%		2,624,506
Total Investments (Cost — $755,442,052*) — 163.1%		824,227,006
Other Assets Less Liabilities — 2.5%		12,715,311
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (31.7)%		(160,151,791)
VMTP Shares, at Liquidation Value — (33.9)%		(171,300,000)

Net Assets Applicable to Common Shares — 100.0%		$505,490,526

*	As of period end, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$595,686,385

Gross unrealized appreciation	$70,221,183
Gross unrealized depreciation	(1,809,244)

Net unrealized appreciation	$68,411,939

Notes to Schedule of Investments

(a)	When-issued security.

(b)	Variable rate security. Rate shown is as of period end.

(c)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(d)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	Represents a beneficial interest in a trust. The collateral deposited into the trust is federally tax-exempt revenue bonds issued by various state or local governments, or their respective agencies or authorities. The security is subject to remarketing prior to its stated maturity.

(f)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Trust. These bonds serve as collateral in a secured borrowing.

(g)	All or a portion of security is subject to a recourse agreement, which may require the Trust to pay the liquidity provider in the event there is a shortfall between the TOB Trust Certificates and proceeds received from the sale of the security contributed to the TOB Trust or in the event of a default on the security. In the case of a shortfall or default, the aggregate maximum potential amount the Trust could ultimately be required to pay under the agreements, which expire from October 1, 2016 to August 1, 2018, is $14,013,480.

BLACKROCK CALIFORNIA MUNICIPAL INCOME TRUST	OCTOBER 31, 2015	5

Schedule of Investments (continued)	BlackRock California Municipal Income Trust (BFZ)

(h)	During the period ended October 31, 2015, investments in issuers considered to be an affiliate of the Trust for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at July 31, 2015	Net Activity	Shares Held at October 31, 2015	Income
BIF California Municipal Money Fund	6,380,903	(3,756,397)	2,624,506	—

(i)	Represents the current yield as of period end.

For Trust compliance purposes, the Trust’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Portfolio Abbreviations

AGC	Assured Guarantee Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
ARB	Airport Revenue Bonds
COP	Certificates of Participation
GO	General Obligation Bonds
LRB	Lease Revenue Bonds
M/F	Multi-Family
RB	Revenue Bonds

Derivative Financial Instruments Outstanding as of Period End

Financial Futures Contracts

Contracts Short	Issue	Expiration	Notional Value	Unrealized Appreciation
(45)	5-Year U.S. Treasury Note	December 2015	$5,389,805	$56,602
(37)	10-Year U.S. Treasury Note	December 2015	$4,724,437	63,143
(16)	Long U.S. Treasury Bond	December 2015	$2,503,000	43,716
(3)	U.S. Ultra Bond	December 2015	$479,250	9,734
Total				$173,195

6	BLACKROCK CALIFORNIA MUNICIPAL INCOME TRUST	OCTOBER 31, 2015

Schedule of Investments (continued)	BlackRock California Municipal Income Trust (BFZ)

Fair Value Hierarchy as of Period End

•

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, refer to the Trust’s most recent financial statements as contained in its annual report.

As of period end, the following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$821,602,500	—	$821,602,500
Short-Term Securities	$2,624,506	—	—	2,624,506

Total	$2,624,506	$821,602,500	—	$824,227,006

[1] See above Schedule of Investments for values in each sector.
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Interest rate contracts	$173,195	—	—	$173,195
[1] Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

BLACKROCK CALIFORNIA MUNICIPAL INCOME TRUST	OCTOBER 31, 2015	7

Schedule of Investments (concluded)	BlackRock California Municipal Income Trust (BFZ)

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for financial futures contracts	$158,000	—	—	$158,000
Liabilities:
TOB Trust Certificates	—	$(160,128,682)	—	(160,128,682)
VMTP Shares	—	(171,300,000)	—	(171,300,000)

Total	$158,000	$(331,428,682)	—	$(331,270,682)

During the period ended October 31, 2015, there were no transfers between levels.

8	BLACKROCK CALIFORNIA MUNICIPAL INCOME TRUST	OCTOBER 31, 2015

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock California Municipal Income Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock California Municipal Income Trust

Date: December 22, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock California Municipal Income Trust

Date: December 22, 2015

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of BlackRock California Municipal Income Trust

Date: December 22, 2015